Condensed Consolidated Interim Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Expenses
General and administrative	$ 3,107	$ 2,811	$ 7,672	$ 12,910
Demonstration Plant operations	1,103	1,039	3,095	4,514
Management and directors' fees	508	595	1,490	2,103
Share-based compensation	1,802	894	5,088	4,145
Separation benefits		748	100	748
Other	6		18
Foreign exchange (gain) loss	(356)	86	365	(140)
Loss from operations	6,170	6,173	17,828	24,280
Gain on deconsolidation of subsidiaries				164,099
Interest and other income	249	75	729	355
Fair value gain on Investment in Aqualung	69		2,821
Fair value gain on financial asset - FID	474	1,489	3,757	1,880
Investment loss from Joint Ventures	(925)	(423)	(3,169)	(581)
Interest expense	(8)	(15)	(26)	(44)
Net (loss) income before income taxes	(6,311)	(5,047)	(13,716)	141,429
Deferred income tax benefit (expense)	190	218	1,063	(25,652)
Net (loss) income	(6,121)	(4,829)	(12,653)	115,777
Item that may be reclassified subsequently to income or loss:
Currency translation differences of foreign operations	(384)	18	620	16
Total comprehensive (loss) income	$ (6,505)	$ (4,811)	$ (12,033)	$ 115,793
Weighted average number of common shares outstanding - Basic	204,019,502	184,205,111	197,772,164	182,033,214
Weighted average number of common shares outstanding - Diluted	204,019,502	184,205,111	197,772,164	186,077,372
Basic (loss) earnings per share (in USD per share)	$ (0.03)	$ (0.03)	$ (0.06)	$ 0.64
Diluted (loss) earnings per share (in USD per share)	$ (0.03)	$ (0.03)	$ (0.06)	$ 0.62